Loans, Borrowings and Bank Overdrafts - Additional Information (Detail)
₨ in Millions, ฿ in Millions, ر.ق in Millions, ر.س in Millions, £ in Millions, Rp in Millions, R$ in Millions, .د.ب in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
12 Months Ended
		Jun. 23, 2021 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 SAR (ر.س)	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 BHD (.د.ب)	Mar. 31, 2024 AUD ($)	Mar. 31, 2024 THB (฿)	Mar. 31, 2024 BRL (R$)	Mar. 31, 2024 IDR (Rp)	Mar. 31, 2024 QAR (ر.ق)	Mar. 31, 2024 MXN ($)
Disclosure of detailed information about borrowings [line items]
Borrowings | ₨	[1]		₨ 141,466	₨ 150,093
Loans Borrowing And Bank Overdraft [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ₨			79,166	88,764
Interest expense on loans, borrowings and bank overdrafts | ₨			6,893	6,648	₨ 3,261
Line of credit [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ₨			70,228
Line of credit [member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts						$ 782
Remaining borrowing capacity						$ 392
Line of credit [member] | Canadian Dollar [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts							$ 10
Remaining borrowing capacity							$ 10
Line of credit [member] | Indonesia, Rupiahs [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | Rp														Rp 13,000
Remaining borrowing capacity | Rp														Rp 13,000
Line of credit [member] | Indian Rupee [member]
Disclosure of detailed information about borrowings [line items]
Remaining borrowing capacity | ₨			28,478
Line of credit [member] | Saudi Arabia, Riyals [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ر.س								ر.س 20
Remaining borrowing capacity | ر.س								ر.س 20
Line of credit [member] | United Kingdom, Pounds [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | £									£ 7
Remaining borrowing capacity | £									£ 7
Line of credit [member] | Australia, Dollars [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts											$ 90
Line of credit [member] | Bahrain, Dinars [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | .د.ب										.د.ب 1
Remaining borrowing capacity | .د.ب										.د.ب 1
Line of credit [member] | Thailand, Baht [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ฿												฿ 5
Remaining borrowing capacity | ฿												฿ 5
Line of credit [member] | Brazilian, Real [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | R$													R$ 7
Remaining borrowing capacity | R$													R$ 7
Line of credit [member] | Qatari, Riyal [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ر.ق															ر.ق 10
Remaining borrowing capacity | ر.ق															ر.ق 10
Line of credit [member] | Mexican, Peso [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts																$ 33
Remaining borrowing capacity																$ 33
Revolving credit facilities non-fund based [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ₨			48,536	50,172
Remaining borrowing capacity | ₨			₨ 35,081	₨ 34,096
Unsecured Notes 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 750
Interest rate		1.50%	1.50%			1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Final maturity		June 23, 2026
Unsecured Notes 2026 [member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Final maturity			June-26

[1]	Includes future cash outflow towards estimated interest on loans, borrowings and bank overdrafts, and lease liabilities.